Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation between standard and effective income tax:
Income before tax	€ 1,457	€ 751	€ 2,534
Income tax calculated using weighted average applicable statutory tax rates	293	178	745
Difference due to the effects of:
Non-taxable income	(76)	(80)	(157)
Non-tax deductible expenses	22	28	28
Changes in tax rate/base	33	(30)	(550)
Different tax rates on overseas earnings	(1)		(1)
Tax credits	(67)	(68)	(67)
Other taxes	57	29	67
Adjustments to prior years	(22)	11	2
Origination and change in contingencies	0	2	9
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	4	(35)	(45)
Non-recognition of deferred tax assets	17	17	41
Tax effect of (profit) / losses from joint ventures and associates	(11)	(9)	(7)
Other	(31)	(3)	(1)
Difference due to effects of income tax	(76)	(138)	(680)
Income tax for the period (income) / charge	€ 218	€ 40	€ 65